United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2022

Date of reporting period: November 30, 2021

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 3.03%
Energy - 2.78%
Oil, Gas & Consumable Fuels - 2.78%
Enterprise Products Partners LP	462,355	$9,889,773
Hess Midstream LP, Class A	272,480	6,746,605
Holly Energy Partners LP	367,710	6,162,820
Kinder Morgan, Inc.	404,321	6,250,803
Plains All American Pipeline LP	1,035,167	9,627,053

		38,677,054

Total Energy		38,677,054

Real Estate - 0.25%
Equity Real Estate Investment Trusts (REITs) - 0.25%
Farmland Partners, Inc.	299,245	3,468,249

Total Common Stocks (Cost $47,565,199)		42,145,303

CONVERTIBLE PREFERRED STOCKS - 0.14% (Cost $1,976,006)
Energy - 0.14%
Blueknight Energy Partners LP, Series A, 11.000%A B	233,631	1,939,137

PREFERRED STOCKS - 0.49%
Financials - 0.49%
Mortgage Real Estate Investment Trusts (REITs) - 0.49%
Annaly Capital Management, Inc., Series F,6,950% (3-mo. USD LIBOR + 4.993%)B C	164,682	4,118,697
Annaly Capital Management, Inc., Series I, 6.750% (3-mo. USD LIBOR + 4.989%)B C	105,809	2,684,374

		6,803,071

Total Financials		6,803,071

Total Preferred Stocks (Cost $7,050,324)		6,803,071

	Principal Amount*
CORPORATE OBLIGATIONS - 75.23%
Communications - 3.58%
Advertising - 1.37%
Lamar Media Corp., 3.625%, Due 1/15/2031	$19,976,000	19,107,543

Internet - 1.32%
Go Daddy Operating Co. LLC / GD Finance Co., Inc.,
5.250%, Due 12/1/2027D	10,895,000	11,289,835
3.500%, Due 3/1/2029D	7,425,000	7,061,769

		18,351,604

Media - 0.89%
Townsquare Media, Inc., 6.875%, Due 2/1/2026D	11,815,000	12,389,800

Total Communications		49,848,947

Consumer, Cyclical - 13.52%
Entertainment - 5.53%
Caesars Entertainment, Inc., 4.625%, Due 10/15/2029D	18,040,000	17,589,000
Churchill Downs, Inc., 4.750%, Due 1/15/2028D	19,792,000	20,156,767
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029D	21,530,000	21,608,584
Six Flags Entertainment Corp., 5.500%, Due 4/15/2027D	17,340,000	17,643,450

		76,997,801

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 75.23% (continued)
Consumer, Cyclical - 13.52% (continued)
Household Products/Wares - 1.02%
CD&R Smokey Buyer, Inc., 6.750%, Due 7/15/2025D	$13,575,000	$14,168,906

Leisure Time - 0.98%
Carnival Corp., 6.650%, Due 1/15/2028	13,230,000	13,634,970

Lodging - 4.79%
Boyd Gaming Corp., 4.750%, Due 6/15/2031D	24,830,000	24,681,020
Marriott Ownership Resorts, Inc.,
4.750%, Due 1/15/2028	6,945,000	6,945,000
4.500%, Due 6/15/2029D	10,525,000	10,288,188
Station Casinos LLC, 4.500%, Due 2/15/2028D	24,720,000	24,720,000

		66,634,208

Retail - 1.20%
QVC, Inc., 5.950%, Due 3/15/2043	16,711,000	16,619,424

Total Consumer, Cyclical		188,055,309

Consumer, Non-Cyclical - 31.34%
Agriculture - 1.43%
Darling Ingredients, Inc., 5.250%, Due 4/15/2027D	11,640,000	12,032,093
Turning Point Brands, Inc., 5.625%, Due 2/15/2026D	7,725,000	7,840,875

		19,872,968

Commercial Services - 4.46%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027D	21,263,000	21,847,732
Carriage Services, Inc., 4.250%, Due 5/15/2029D	20,595,000	20,183,100
Gartner, Inc., 3.750%, Due 10/1/2030D	1,815,000	1,810,463
TriNet Group, Inc., 3.500%, Due 3/1/2029D	18,460,000	18,238,480

		62,079,775

Food - 4.16%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, Due 1/15/2030D	18,459,000	19,800,785
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029D	16,760,000	16,492,007
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	22,710,000	21,531,578

		57,824,370

Health Care - Products - 4.40%
Avantor Funding, Inc.,
4.625%, Due 7/15/2028D	10,970,000	11,328,719
3.875%, Due 11/1/2029D	10,047,000	10,034,441
Mozart Debt Merger Sub, Inc., 3.875%, Due 4/1/2029D	18,285,000	18,056,438
Teleflex, Inc., 4.250%, Due 6/1/2028D	21,572,000	21,787,720

		61,207,318

Health Care - Services - 12.69%
Acadia Healthcare Co., Inc., 5.500%, Due 7/1/2028D	21,638,000	22,529,486
Centene Corp., 3.000%, Due 10/15/2030	21,509,000	21,474,532
Charles River Laboratories International, Inc., 3.750%, Due 3/15/2029D	20,500,000	20,269,375
Encompass Health Corp., 4.750%, Due 2/1/2030	16,515,000	16,618,219
HCA, Inc., 3.500%, Due 9/1/2030	16,700,000	17,391,213
MEDNAX, Inc., 6.250%, Due 1/15/2027D	20,245,000	21,129,706
Select Medical Corp., 6.250%, Due 8/15/2026D	20,401,000	21,419,214

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 75.23% (continued)
Consumer, Non-Cyclical - 31.34% (continued)
Health Care - Services - 12.69% (continued)
Syneos Health, Inc., 3.625%, Due 1/15/2029D		$17,379,000	$17,121,617
Tenet Healthcare Corp., 4.875%, Due 1/1/2026D		18,190,000	18,599,275

			176,552,637

Pharmaceuticals - 4.20%
Elanco Animal Health, Inc., 5.900%, Due 8/28/2028		16,965,000	19,340,100
Horizon Therapeutics USA, Inc., 5.500%, Due 8/1/2027D		16,161,000	16,928,648
Prestige Brands, Inc., 3.750%, Due 4/1/2031D		23,180,000	22,209,337

			58,478,085

Total Consumer, Non-Cyclical			436,015,153

Energy - 0.38%
Oil & Gas - 0.38%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026D		5,603,000	5,352,826

Financial - 2.97%
Diversified Financial Services - 1.77%
Encore Capital Group, Inc., 4.250%, Due 6/1/2028D	GBP	7,775,000	10,136,656
PRA Group, Inc., 5.000%, Due 10/1/2029D		14,685,000	14,501,731

			24,638,387

REITS - 1.20%
MPT Operating Partnership LP / MPT Finance Corp.,
4.625%, Due 8/1/2029		8,175,000	8,532,656
3.500%, Due 3/15/2031		8,295,000	8,212,050

			16,744,706

Total Financial			41,383,093

Industrial - 11.28%
Aerospace/Defense - 2.96%
BWX Technologies, Inc., 4.125%, Due 4/15/2029D		21,533,000	21,533,000
Kratos Defense & Security Solutions, Inc., 6.500%, Due 11/30/2025D		19,105,000	19,654,269

			41,187,269

Electronics - 1.27%
TTM Technologies, Inc., 4.000%, Due 3/1/2029D		18,216,000	17,694,476

Environmental Control - 1.46%
Stericycle, Inc., 3.875%, Due 1/15/2029D		20,781,000	20,261,475

Machinery - Diversified - 2.75%
JPW Industries Holding Corp., 9.000%, Due 10/1/2024D		19,595,000	20,427,787
Mueller Water Products, Inc., 4.000%, Due 6/15/2029D		17,742,000	17,742,000

			38,169,787

Packaging & Containers - 1.22%
TriMas Corp., 4.125%, Due 4/15/2029D		17,006,000	17,006,000

Transportation - 1.62%
Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc., 11.250%, Due 8/15/2022D		9,457,000	9,414,444

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 75.23% (continued)
Industrial - 11.28% (continued)
Transportation - 1.62% (continued)
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.750%, Due 7/1/2025D	$12,510,000	$13,131,747

		22,546,191

Total Industrial		156,865,198

Technology - 12.16%
Computers - 5.85%
Booz Allen Hamilton, Inc., 3.875%, Due 9/1/2028D	20,506,000	20,608,735
KBR, Inc., 4.750%, Due 9/30/2028D	20,296,000	20,600,440
Leidos, Inc.,
7.125%, Due 7/1/2032	9,520,000	12,731,667
5.500%, Due 7/1/2033	8,771,000	10,492,309
Science Applications International Corp., 4.875%, Due 4/1/2028D	16,668,000	17,043,030

		81,476,181

Semiconductors - 4.26%
Entegris, Inc., 3.625%, Due 5/1/2029D	20,580,000	20,425,650
Qorvo, Inc., 3.375%, Due 4/1/2031D	21,327,000	21,486,952
Synaptics, Inc., 4.000%, Due 6/15/2029D	17,100,000	17,312,895

		59,225,497

Software - 2.05%
Black Knight InfoServ LLC, 3.625%, Due 9/1/2028D	12,830,000	12,490,005
Clarivate Science Holdings Corp., 3.875%, Due 7/1/2028D	15,425,000	15,163,238
PTC, Inc., 4.000%, Due 2/15/2028D	835,000	840,219

		28,493,462

Total Technology		169,195,140

Total Corporate Obligations (Cost $1,042,247,179)		1,046,715,666

CONVERTIBLE OBLIGATIONS - 1.45%
Consumer, Non-Cyclical - 0.26%
Food - 0.26%
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024	3,440,000	3,573,510

Financial - 0.97%
Financial Services - 0.97%
EZCORP, Inc., 2.375%, Due 05/1/2025	15,085,000	13,557,644

Industrial - 0.22%
Transportation - 0.22%
Eagle Bulk Shipping, Inc., 5.000%, Due 08/1/2024	2,445,000	3,070,533

Total Convertible Obligations (Cost $19,006,441)		20,201,687

FOREIGN CONVERTIBLE OBLIGATIONS - 1.64% (Cost $22,800,698)
Industrial - 1.64%
Transportation - 1.64%
Scorpio Tankers, Inc., 3.000%, Due 05/15/2025D	22,780,000	22,816,911

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 16.52%
Consumer, Cyclical - 2.13%
Entertainment - 2.13%
Ladbrokes Group Finance PLC, 5.125%, Due 9/8/2023E	GBP	12,800,000	$17,534,060
William Hill PLC, 4.750%, Due 5/1/2026E	GBP	8,902,000	12,111,517

			29,645,577

Total Consumer, Cyclical			29,645,577

Consumer, Non-Cyclical - 3.25%
Agriculture - 0.56%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.500%, Due 12/15/2022D		$7,697,000	7,860,561

Food - 1.42%
Nova Austral SA,
Due 11/26/2026F		779,354	779,354
12.000%, Due 11/26/2026, PIK (in-kind rate 12.000%)D E		23,657,810	15,140,998
12.000%, Due 11/26/2026, Cash (2.000%) or PIK (in-kind rate 10.000%)A		12,989,236	3,831,825

			19,752,177

Pharmaceuticals - 1.27%
180 Medical, Inc., 3.875%, Due 10/15/2029D		17,950,000	17,626,182

Total Consumer, Non-Cyclical			45,238,920

Energy - 5.36%
Oil & Gas - 5.36%
Baytex Energy Corp., 8.750%, Due 4/1/2027D		23,115,000	23,764,994
CES Energy Solutions Corp., 6.375%, Due 10/21/2024D	CAD	31,125,000	25,095,894
OKEA ASA, 8.750%, Due 12/11/2024		11,100,000	11,674,231
Secure Energy Services, Inc., 7.250%, Due 12/30/2026D	CAD	17,653,000	13,939,852

			74,474,971

Total Energy			74,474,971

Industrial - 5.78%
Environmental Control - 0.41%
Tervita Corp., 11.000%, Due 12/1/2025D		4,932,000	5,650,099

Machinery - Diversified - 1.46%
ATS Automation Tooling Systems, Inc., 4.125%, Due 12/15/2028D		20,235,000	20,386,763

Transportation - 3.91%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026		21,150,000	21,530,700
MPC Container Ships Invest BV, 4.875%, Due 3/22/2023, PIK (in-kind rate 4.885%), (3-mo. USD LIBOR + 4.750%)C E		18,406,933	18,591,002
Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc., 7.375%, Due 1/15/2022D		14,950,000	14,277,250

			54,398,952

Total Industrial			80,435,814

Total Foreign Corporate Obligations (Cost $226,201,795)			229,795,282

TOTAL INVESTMENTS - 98.50% (Cost $1,366,847,642)			1,370,417,057
OTHER ASSETS, NET OF LIABILITIES - 1.50%			20,824,177

TOTAL NET ASSETS - 100.00%			$1,391,241,234

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

A	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
B	A type of Preferred Stock that has no maturity date.
C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on November 30, 2021.

D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,020,643,909 or 73.36% of net assets. The Fund has no right to demand registration of these securities.

E

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

F	Zero coupon bond.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Short Futures Contracts Open on November 30, 2021:

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Currency	486	December 2021	$(41,842,185)	$(40,344,075)	$1,498,110
Canadian Dollar Currency	499	December 2021	(39,401,155)	(39,029,285)	371,870

			$(81,243,340)	$(79,373,360)	$1,869,980

Glossary:

Currency Abbreviations:

CAD	Canadian Dollar
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2021, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$42,145,303	$—	$—	$42,145,303
Convertible Preferred Stocks	—	1,939,137	—	1,939,137
Preferred Stocks	6,803,071	—	—	6,803,071
Corporate Obligations	—	1,046,715,666	—	1,046,715,666
Convertible Obligations	—	20,201,687	—	20,201,687
Foreign Convertible Obligations	—	22,816,911	—	22,816,911
Foreign Corporate Obligations	—	229,795,282	—	229,795,282

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

Total Investments in Securities - Assets	$48,948,374	$1,321,468,683	$—	$1,370,417,057

Financial Derivative Instruments - Assets
Futures Contracts	$1,869,980	$—	$—	$1,869,980

Total Financial Derivative Instruments - Assets	$1,869,980	$—	$—	$1,869,980

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2021, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the year:

Security Type	Balance as of 8/31/2021	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 11/30/2021	Unrealized Appreciation (Depreciation) at Period End*
Common Stock	$1,257,261	$—	$782,475	$—	$—	$(474,786)	$—	$—	$—	$—
Convertible Obligations	13,613,887	—	12,277,899	15,239	—	(1,351,227)	—	—	—	—

	$14,871,148	$—	$13,060,374	$15,239	$—	$(1,826,013)	$—	$—	$—	$—

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 1.25%
Consumer Discretionary - 1.03%
Commercial Services & Supplies - 0.01%
Constellis Holdings LLCA	69,609	$57,984

Diversified Consumer Services - 0.00%
Tweddle Group, Inc.A B C	2,722	—

Entertainment - 1.02%
Cirque Du Soleil, Inc.A	698,070	6,666,569
Deluxe EntertainmentA B C	102,794	—

		6,666,569

Total Consumer Discretionary		6,724,553

Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LPA	533,359	16,001

Financials - 0.22%
Diversified Financial Services - 0.22%
Gee Acquisition Holdings Corp.A	94,492	1,417,380
RCS 2L EscrowA B C	667	—

		1,417,380

Total Financials		1,417,380

Information Technology - 0.00%
Communications Equipment - 0.00%
4L Technologies, Inc.A	140,935	7,047
Internap Corp.A	87,247	13,087

		20,134

Total Information Technology		20,134

Total Common Stocks (Cost $4,705,189)		8,178,068

WARRANTS - 0.17% (Cost $15,287)
Consumer Cyclical - 0.17%
CDS US Intermediate Holdings, Inc.A	485,314	1,136,605

PREFERRED STOCKS - 0.34% (Cost $2,070,155)
Energy - 0.34%
Oil, Gas & Consumable Fuels - 0.34%
Southcross Energy Partners LPA D	2,635,755	2,224,677

	Principal Amount
BANK LOAN OBLIGATIONSE - 87.96%
Basic Materials - 3.66%
Chemicals - 2.90%
Archroma Finance SARL, 4.341%, Due 8/12/2024, USD 2017 Term Loan B2, (1-mo. LIBOR + 4.250%)F	$3,193,024	3,162,434
Ascend Performance Materials Operations LLC, 5.500%, Due 8/27/2026, 2021 Term Loan B, (3-mo. LIBOR + 4.750%)	1,471,121	1,474,431
ASP Unifrax Holdings, Inc., 3.882%, Due 12/12/2025, Term Loan B, (3-mo. LIBOR + 3.750%)	2,531,026	2,475,673

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 87.96% (continued)
Basic Materials - 3.66% (continued)
Chemicals - 2.90% (continued)
CPC Acquisition Corp., 4.500%, Due 12/29/2027, Term Loan, (3-mo. LIBOR + 3.750%)	$1,098,480	$1,092,307
Diamond (BC) BV, 3.500%, Due 9/29/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.000%)	653,000	649,036
GEON Performance Solutions LLC, 5.500%, Due 8/18/2028, 2021 Term Loan, (3-mo. LIBOR + 4.750%)	278,000	280,433
Illuminate Buyer LLC, 3.590%, Due 6/30/2027, 2021 Term Loan, (1-mo. LIBOR + 3.500%)	2,401,919	2,378,404
Kraton Polymers LLC, Due 11/18/2028, 2021 USD Term LoanF	478,000	473,817
Lonza Group AG, 4.750%, Due 7/3/2028, USD Term Loan B, (6-mo. LIBOR + 4.000%)	1,136,153	1,134,346
LSF11 A5 Holdco LLC, 4.250%, Due 10/15/2028, Term Loan, (3-mo. LIBOR + 3.750%)	1,304,000	1,295,615
LSF11 Skyscraper Holdco SARL, 4.250%, Due 9/29/2027, 2021 USD Term Loan B, (3-mo. LIBOR + 3.750%)	645,759	643,609
New Arclin US Holding Corp.,
4.250%, Due 9/30/2028, 2021 Term Loan, (1-mo. LIBOR + 3.750%)	442,414	439,189
Due 10/2/2028, 2021 Delayed Draw Term LoanF G	64,586	64,115
Olympus Water US Holding Corp., 4.250%, Due 11/9/2028, 2021 USD Term Loan B, (1-mo. LIBOR + 3.750%)	496,000	491,412
SCIH Salt Holdings, Inc., 4.750%, Due 3/16/2027, 2021 Incremental Term Loan B, (3-mo. LIBOR + 4.000%)	2,079,423	2,051,351
Sparta US HoldCo LLC, 4.250%, Due 8/2/2028, 2021 Term Loan, (3-mo. LIBOR + 3.500%)	620,000	619,417
WR Grace & Co., 4.250%, Due 9/22/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)	245,000	244,285

		18,969,874

Forest Products & Paper - 0.04%
Spa Holdings OY, 4.750%, Due 2/4/2028, USD Term Loan B, (2-mo. LIBOR + 4.000%)	279,597	278,898

Iron/Steel - 0.72%
Phoenix Services International LLC, 4.750%, Due 3/1/2025, Term Loan, (1-mo. LIBOR + 3.750%)	4,760,869	4,710,308

Total Basic Materials		23,959,080

Communications - 10.71%
Advertising - 1.27%
ABG Intermediate Holdings LLC, 4.000%, Due 9/27/2024, 2021 Term Loan B, (3-mo. LIBOR + 3.250%)	2,892,008	2,877,547
Dotdash Meredith, Inc, Due 11/22/2026, Term Loan BF	1,877,000	1,862,923
National CineMedia LLC, Due 6/20/2025, 2018 Term Loan BF	598,454	556,562
Polyconcept Investments BV, 5.500%, Due 8/16/2023, USD 2016 Term Loan B, (3-mo. LIBOR + 4.500%)	2,629,605	2,615,642
Red Ventures LLC, 4.250%, Due 11/8/2024, 2020 Term Loan B, (1-mo. LIBOR + 3.500%)	395,015	394,150

		8,306,824

Internet - 2.26%
Arches Buyer, Inc., 3.750%, Due 12/6/2027, 2021 Term Loan B, (1-mo. LIBOR + 3.250%)	425,927	421,591
CNT Holdings Corp.,
4.500%, Due 11/8/2027, 2020 Term Loan, (3-mo. LIBOR + 3.750%)	1,012,910	1,010,196
7.500%, Due 11/6/2028, 2020 2nd Lien Term Loan, (3-mo. LIBOR + 6.750%)	1,168,000	1,172,380
Endure Digital Inc., Due 2/10/2028, Term LoanF	1,143,135	1,120,272
Hunter Holdco Ltd., 4.750%, Due 8/19/2028, USD Term Loan B, (3-mo. LIBOR + 4.250%)	4,004,000	3,996,513
I-Logic Technologies Bidco Ltd., 4.500%, Due 2/16/2028, 2021 USD Term Loan B, (1 Week LIBOR + 4.000%)	469,219	467,605
Internap Corp., 5.500%, Due 5/8/2025, 2020 Second Out Term Loan, PIK (in-kind rate 3.500%)	424,656	212,328
ION Trading Finance Ltd., 4.917%, Due 4/1/2028, 2021 USD Term Loan, (3-mo. LIBOR + 4.750%)	2,636,393	2,628,984

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 87.96% (continued)
Communications - 10.71% (continued)
Internet - 2.26% (continued)
Shutterfly, Inc., 5.750%, Due 9/25/2026, 2021 Term Loan, (2-mo. LIBOR + 5.000%)	$3,917,000	$3,784,801

		14,814,670

Media - 3.36%
Cengage Learning, Inc., 5.750%, Due 6/29/2026, 2021 Term Loan B, (3-mo. LIBOR + 4.750%)	3,249,000	3,234,379
Diamond Sports Group LLC, 3.350%, Due 8/24/2026, Term Loan, (1-mo. LIBOR + 3.250%)	921,174	385,051
GEE Holdings LLC,
9.000%, Due 3/24/2025, 2021 Exit Term Loan, (3-mo. LIBOR + 8.000%)	2,192,511	2,173,327
2.500%, Due 3/23/2026, 2021 2nd Lien Takeback Term Loan, PIK (in-kind rate 6.750%)	1,662,258	1,462,787
McGraw-Hill Global Education Holdings LLC, 5.250%, Due 7/28/2028, 2021 Term Loan, (1-mo. LIBOR + 4.750%)	3,925,000	3,872,994
NEP Group, Due 10/20/2025, Incremental Term Loan BF	557,000	550,734
NEP/NCP Holdco, Inc., 3.340%, Due 10/20/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	4,809,047	4,695,601
Radiate Holdco LLC, 4.000%, Due 9/25/2026, 2021 Term Loan B, (1-mo. LIBOR + 3.250%)	985,000	976,076
Springer Nature Deutschland GmbH, 3.750%, Due 8/14/2026, 2021 USD Term Loan B18, (1-mo. LIBOR + 3.000%)	1,822,452	1,817,130
Univision Communications, Inc.,
4.000%, Due 3/15/2026, 2021 First Lien Term Loan B, (1-mo. LIBOR + 3.250%)	1,958,896	1,952,785
Due 5/5/2028, 2021 Term Loan BF	874,000	871,037

		21,991,901

Telecommunications - 3.82%
CCI Buyer, Inc., 4.500%, Due 12/17/2027, Term Loan, (3-mo. LIBOR + 3.750%)	691,525	689,278
Connect Finco SARL, 4.500%, Due 12/11/2026, 2021 Term Loan B, (1-mo. LIBOR + 3.500%)	2,468,672	2,460,180
Crown Subsea Communications Holding, Inc., 5.750%, Due 4/27/2027, 2021 Term Loan, (1-mo. LIBOR + 5.000%)	1,063,418	1,066,959
Gigamon, Inc., 4.500%, Due 12/27/2024, 1st Lien Term Loan, (6-mo. LIBOR + 3.750%)	1,481,090	1,477,388
Intelsat Jackson Holdings SA, 8.625%, Due 1/2/2024, 2017 Term Loan B5H	514,000	514,966
Intrado Corp., 5.000%, Due 10/10/2024, 2017 Term Loan, (3-mo. LIBOR + 4.000%)	3,000,476	2,853,872
LogMeIn, Inc., 4.839%, Due 8/31/2027, Term Loan B, (1-mo. LIBOR + 4.750%)	5,556,015	5,517,845
Maxar Technologies Ltd., 2.850%, Due 10/4/2024, Term Loan B, (1-mo. LIBOR + 2.750%)	3,258,111	3,226,214
MLN US HoldCo LLC,
4.586%, Due 11/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	1,325,691	1,269,349
8.836%, Due 11/30/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	2,065,000	1,848,960
Telesat Canada, 2.900%, Due 12/7/2026, 2019 Term Loan B5, (2-mo. LIBOR + 2.750%)F	1,215,000	1,109,016
US Telepacific Corp., 6.500%, Due 5/2/2023, 2017 Term Loan B, (6-mo. LIBOR + 5.500%)	1,656,039	1,238,717
West Corp., 4.500%, Due 10/10/2024, 2018 Term Loan B1, (3-mo. LIBOR + 3.500%)	1,811,790	1,706,488

		24,979,232

Total Communications		70,092,627

Consumer, Cyclical - 18.98%
Airlines - 3.22%
Air Canada, 4.250%, Due 8/11/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.500%)	5,096,000	5,055,640
American Airlines, Inc., 1.842%, Due 6/27/2025, 2018 Term Loan B, (1-mo. LIBOR + 1.750%)	1,435,204	1,348,489
Mileage Plus Holdings LLC, 6.250%, Due 6/21/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.250%)	5,523,000	5,754,303
SkyMiles IP Ltd., 4.750%, Due 10/20/2027, 2020 Skymiles Term Loan B, (3-mo. LIBOR + 3.750%)	3,006,000	3,155,669
United Airlines, Inc., 4.500%, Due 4/21/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)	5,798,750	5,774,569

		21,088,670

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 87.96% (continued)
Consumer, Cyclical - 18.98% (continued)
Apparel - 0.44%
Champ Acquisition Corp., 5.658% - 5.667%, Due 12/19/2025, Term Loan, (6-mo. LIBOR + 5.500%)	$934,442	$937,554
S&S Holdings LLC, 5.500%, Due 3/11/2028, Term Loan, (3-mo. LIBOR + 5.000%)	1,926,715	1,919,490

		2,857,044

Auto Parts & Equipment - 1.22%
Autokiniton US Holdings, Inc., 5.000%, Due 4/6/2028, 2021 Term Loan B, (1-mo. LIBOR + 4.500%)	1,748,618	1,745,155
First Brands Group LLC, 6.000%, Due 3/30/2027, 2021 Term Loan, (3-mo. LIBOR + 5.000%)	241,785	243,296
Holley Purchaser, Inc.,
Due 11/17/2028, 2021 Delayed Draw Term LoanF G	136,857	136,088
3.920%, Due 11/17/2028, 2021 Term Loan, (3-mo. LIBOR + 3.750%)	821,143	816,528
IXS Holdings, Inc., 5.000%, Due 3/5/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.250%)	1,421,794	1,400,467
Truck Hero, Inc., 4.000%, Due 1/31/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.250%)	524,365	519,777
Wheel Pros LLC, 5.250%, Due 5/11/2028, 2021 Term Loan, (1-mo. LIBOR + 4.500%)	3,113,000	3,091,396

		7,952,707

Distribution/Wholesale - 0.86%
BCPE Empire Holdings, Inc.,
Due 6/11/2026, 2021 Incremental Delayed Draw Term LoanF	222,106	220,580
Due 6/11/2026, 2021 Incremental Term LoanF	428,894	425,948
4.090%, Due 6/11/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	2,540,742	2,520,899
DEI Sales, Inc., 6.250%, Due 4/23/2028, 2021 Term Loan B, (1-mo. LIBOR + 5.500%)	367,869	366,950
Fluid-Flow Products, Inc.,
4.250%, Due 3/31/2028, Delayed Draw Term Loan, (3-mo. LIBOR + 3.750%)	266,241	265,908
4.250%, Due 3/31/2028, Term Loan, (3-mo. LIBOR + 3.750%)	1,397,617	1,395,870
Gloves Buyer, Inc., 4.500%, Due 12/29/2027, 2021 Term Loan, (1-mo. LIBOR + 3.750%)	423,870	420,161

		5,616,316

Entertainment - 2.97%
Allen Media LLC,
5.627%, Due 2/10/2027, 2021 Delayed Draw Term Loan B, (3-mo. LIBOR + 5.500%)	106,400	105,270
5.627%, Due 2/10/2027, 2021 Incremental Term Loan, (3-mo. LIBOR + 5.500%)	117,036	115,793
5.632%, Due 2/10/2027, 2021 Term Loan B, (3-mo. LIBOR + 5.500%)	1,970,670	1,949,741
AP Core Holdings LLC,
6.250%, Due 9/1/2027, Amortization Term Loan B1, (1-mo. LIBOR + 5.500%)	2,488,000	2,479,441
6.250%, Due 9/1/2027, High-Yield Term Loan B2, (1-mo. LIBOR + 5.500%)	3,433,000	3,422,976
CDS US Intermediate Holdings, Inc.,
7.000%, Due 11/24/2025, 2020 First Lien Term Loan, (3-mo. LIBOR + 6.000%)	2,101,007	2,094,704
2.000%, Due 11/24/2027, 2020 2nd Lien Term Loan, PIK (in-kind rate 7.000%)	1,955,043	1,942,003
Crown Finance US, Inc., 3.500%, Due2/28/2025, 2018 USD Term Loan, (6-mo. LIBOR + 2.500%)F	3,104,338	2,495,112
Deluxe Entertainment Services Group, Inc.,
6.000%, Due 3/25/2024, 2019 1st Lien Term Loan, PIK (in-kind rate 1.500%)B C	96,071	32,251
7.000%, Due 9/25/2024, 2019 2nd Lien Term Loan, PIK (in-kind rate 2.500%)B C	1,057,173	—
Enterprise Development Authority, 5.000%, Due 2/18/2028, Term Loan B, (1-mo. LIBOR + 4.250%)	287,625	287,970
Great Canadian Gaming Corp., 4.750%, Due 11/1/2026, 2021 Term Loan, (3-mo. LIBOR + 4.000%)	238,000	237,305
Herschend Entertainment Co. LLC, 4.250%, Due 8/27/2028, 2021 Term Loan, (1-mo. LIBOR + 3.750%)	459,000	458,142
SMG US Midco, Inc., 2.590% - 2.629%, Due 1/23/2025, 2020 Term Loan, (1-mo. LIBOR + 2.500%, 3-mo. LIBOR + 2.500%)	1,797,703	1,741,525
Sweetwater Borrower LLC, 5.500%, Due 8/7/2028, Term Loan B, (3-mo. LIBOR + 4.750%)	1,653,000	1,644,735
UFC Holdings LLC, 3.500%, Due 4/29/2026, 2021 Term Loan B, (6-mo. LIBOR + 2.750%)	452,000	444,994

		19,451,962

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 87.96% (continued)
Consumer, Cyclical - 18.98% (continued)
Home Builders - 0.13%
ACProducts, Inc., 4.750%, Due 5/17/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.250%)	$870,818	$858,844

Home Furnishings - 1.13%
AI Aqua Merger Sub, Inc.,
Due 7/31/2028, 2021 1st Lien Term LoanF	36,000	35,947
4.500%, Due 7/31/2028, 2021 1st Lien Term Loan B, (1-mo. LIBOR + 4.000%)	288,000	287,580
Hunter Fan Co., 5.750%, Due 5/8/2028, 2021 Term Loan, (3-mo. LIBOR + 5.000%)	1,020,443	1,013,432
Mattress Firm, Inc., 5.000%, Due 9/25/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.250%)	4,214,000	4,165,539
Weber-Stephen Products LLC, 4.000%, Due 10/30/2027, Term Loan B, (1-mo. LIBOR + 3.250%, 6-mo. LIBOR + 3.250%)	1,879,399	1,873,140

		7,375,638

Household Products/Wares - 0.16%
Springs Windows Fashions LLC, 4.750%, Due 10/6/2028, 2021 Term Loan B, (1-mo. LIBOR + 4.000%)	1,047,000	1,031,295

Leisure Time - 1.78%
Arcis Golf LLC, Due 11/24/2028, Term Loan BF	397,000	394,519
Callaway Golf Co., 4.592%, Due 1/2/2026, Term Loan B, (1-mo. LIBOR + 4.500%)	1,273,073	1,278,114
Carnival Corp., 4.000%, Due 10/18/2028, 2021 Incremental Term Loan B, (6-mo. LIBOR + 3.250%)	953,000	936,322
City Football Group Ltd., 4.000%, Due 7/21/2028, Term Loan, (6-mo. LIBOR + 3.500%)	760,000	753,350
MajorDrive Holdings LLC, 4.500%, Due 5/12/2028, Term Loan B, (3-mo. LIBOR + 4.000%)	455,858	454,007
SRAM LLC, 3.250%, Due 5/18/2028, 2021 Term Loan B, (1-mo. LIBOR + 2.750%, 3-mo. LIBOR + 2.750%, 6-mo. LIBOR + 2.750%)	1,782,218	1,771,079
TopGolf International, Inc., 7.000%, Due 2/9/2026, Term Loan B, (3-mo. LIBOR + 6.250%)	3,900,000	3,938,025
United PF Holdings LLC, 4.132%, Due 12/30/2026, 2019 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	2,225,259	2,145,528

		11,670,944

Retail - 6.94%
At Home Group, Inc., 4.750%, Due 7/24/2028, Term Loan B, (1-mo. LIBOR + 4.250%)	3,040,000	3,027,080
BDF Acquisition Corp., 6.250%, Due 8/14/2023, 1st Lien Term Loan, (1-mo. LIBOR + 5.250%)	1,439,480	1,424,193
Empire Today LLC, 5.750%, Due 4/3/2028, 2021 Term Loan B, (3-mo. LIBOR + 5.000%)	1,197,000	1,175,310
Flynn Restaurant Group LP, Due 11/22/2028, 2021 Term Loan BF	1,409,000	1,386,696
Fogo De Chao, Inc., 5.250%, Due 4/7/2025, 2018 Add On Term Loan, (3-mo. LIBOR + 4.250%)	1,037,031	1,023,093
Foundation Building Materials Holding Co. LLC, 3.750%, Due 2/3/2028, 2021 Term Loan, (1-mo. LIBOR + 3.250%, 3-mo. LIBOR + 3.250%)	1,078,298	1,064,819
Great Outdoors Group LLC, 5.000%, Due 3/6/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.250%)F	3,496,024	3,491,654
Harbor Freight Tools USA, Inc., 3.250%, Due 10/19/2027, 2021 Term Loan B, (1-mo. LIBOR + 2.750%)	1,626,466	1,610,819
Jo-Ann Stores, Inc., 5.500%, Due 7/7/2028, 2021 Term Loan B1, (3-mo. LIBOR + 4.750%)	3,153,098	3,090,036
Kodiak Building Partners, Inc., 4.000%, Due 3/12/2028, Term Loan B, (3-mo. LIBOR + 3.250%)	2,273,575	2,255,568
LBM Acquisition LLC,
Due 12/17/2027, 2021 Incremental Delayed Draw Term Loan B2F G	112,000	110,200
3.879%, Due 12/17/2027, 2021 Incremental Term Loan B2, (3-mo. LIBOR + 3.750%)	223,439	219,848
4.500%, Due 12/17/2027, Term Loan B, (1-mo. LIBOR + 3.750%)F	3,579,714	3,522,188
Les Schwab Tire Centers, 4.000%, Due 11/2/2027, Term Loan B, (3-mo. LIBOR + 3.250%)	2,725,360	2,713,995
Michaels Cos., Inc., 5.000%, Due 4/15/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.250%)	2,885,768	2,863,403
NPC International, Inc., 5.750%, Due 4/19/2024, 1st Lien Term Loan, (3-mo. PRIME + 2.500%)B C	964,468	475,868
Park River Holdings, Inc., 4.000%, Due 12/28/2027, Term Loan, (3-mo. LIBOR + 3.250%)	388,049	384,289

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 87.96% (continued)
Consumer, Cyclical - 18.98% (continued)
Retail - 6.94% (continued)
Petco Health and Wellness Co., Inc., 4.000%, Due 3/3/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.250%)	$1,535,285	$1,525,367
PetSmart, Inc., 4.500%, Due 2/11/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)	461,843	459,418
Rising Tide Holdings, Inc., 5.500%, Due 6/1/2028, Term Loan, (1-mo. LIBOR + 4.750%)	880,793	877,490
RVR Dealership Holdings LLC, Due 2/8/2028, Term Loan BF	493,037	490,266
Serta Simmons Bedding LLC, 8.500%, Due 8/10/2023, 2020 Super Priority Second Out Term Loan, (1-mo. LIBOR + 7.500%)	4,911,139	4,579,637
SP PF Buyer LLC, 4.590%, Due 12/22/2025, Term Loan, (1-mo. LIBOR + 4.500%)	1,891,195	1,828,048
Specialty Building Products Holdings LLC, 4.250%, Due 10/15/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.750%)	561,000	556,792
Whatabrands LLC, 3.750%, Due 8/3/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.250%)	465,000	461,754
White Cap Buyer LLC, 4.500%, Due 10/19/2027, Term Loan B, (1-mo. LIBOR + 4.000%)	4,775,271	4,750,535

		45,368,366

Textiles - 0.13%
Runner Buyer, Inc., 6.250%, Due 10/20/2028, 2021 Term Loan B, (2-mo. LIBOR + 5.500%)	895,000	882,694

Total Consumer, Cyclical		124,154,480

Consumer, Non-Cyclical - 18.27%
Beverages - 0.36%
City Brewing Co. LLC, 4.250%, Due 4/5/2028, Closing Date Term Loan, (3-mo. LIBOR + 3.500%)	868,000	855,700
Triton Water Holdings, Inc., 4.000%, Due 3/31/2028, Term Loan, (3-mo. LIBOR + 3.500%)	1,495,253	1,487,223

		2,342,923

Commercial Services - 6.35%
Adtalem Global Education, Inc., 5.250%, Due 8/12/2028, 2021 Term Loan B, (1-mo. LIBOR + 4.500%)	3,702,000	3,692,745
AEA International Holdings SARL, 4.250%, Due 9/7/2028, Term Loan B, (3-mo. LIBOR + 3.750%)	702,000	702,583
Albion Financing SARL, Due 8/17/2026, USD Term LoanF	586,000	578,124
AlixPartners LLP, 3.250%, Due 2/4/2028, 2021 USD Term Loan B, (1-mo. LIBOR + 2.750%)	1,023,855	1,018,162
Allied Universal Holdco LLC, 4.250%, Due 5/12/2028, 2021 USD Incremental Term Loan B, (3-mo. LIBOR + 3.750%)F	1,341,000	1,328,261
Amentum Government Services Holdings LLC, 3.590%, Due 1/29/2027, Term Loan B, (1-mo. LIBOR + 3.500%)	2,614,900	2,584,384
Ankura Consulting Group LLC, 5.250%, Due 3/17/2028, Term Loan, (1-mo. LIBOR + 4.500%)	373,065	373,531
APX Group, Inc., 4.000%, Due 7/10/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.500%)	2,229,000	2,219,950
AVSC Holding Corp., Due 3/3/2025, 2020 Term Loan B1F	1,337,547	1,209,223
CCRR Parent, Inc., 4.500%, Due 3/6/2028, Term Loan B, (3-mo. LIBOR + 3.750%)	459,690	457,392
CHG Healthcare Services Inc., 4.000%, Due 9/29/2028, 2021 Term Loan, (3-mo. LIBOR + 3.500%)	1,304,000	1,296,580
Cimpress Public Ltd. Co., 4.000%, Due 5/17/2028, USD Term Loan B, (1-mo. LIBOR + 3.500%)	913,710	911,426
Comet Bidco Ltd., 6.000%, Due 9/30/2024, 2018 USD Term Loan B, (1-mo. LIBOR + 5.000%, 6-mo. LIBOR + 5.000%)	804,061	755,520
CoreLogic, Inc., 4.000%, Due 6/2/2028, Term Loan, (1-mo. LIBOR + 3.500%)	3,701,000	3,654,737
Employbridge LLC, 5.500%, Due 7/14/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.750%)	698,000	688,779
Hertz Corp.,
3.750%, Due 6/30/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.250%)F	1,588,834	1,584,369
3.750%, Due 6/30/2028, 2021 Term Loan C, (1-mo. LIBOR + 3.250%)F	300,184	299,341
Inmar Holdings, Inc., 5.000%, Due 5/1/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	3,409,340	3,394,544
Kingpin Intermediate Holdings LLC, 4.500%, Due 7/3/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	1,148,243	1,138,196

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 87.96% (continued)
Consumer, Non-Cyclical - 18.27% (continued)
Commercial Services - 6.35% (continued)
Mavis Tire Express Services Corp., 4.750%, Due 5/4/2028, 2021 Term Loan B, (1-mo. LIBOR + 4.000%)	$2,599,485	$2,596,600
New Constellis Borrower LLC,
8.500%, Due 3/27/2024, 2020 Term Loan, (1-mo. LIBOR + 7.500%)	1,316,330	1,303,167
12.000%, Due 3/27/2025, 2020 2nd Lien Term Loan, (6-mo. LIBOR + 11.000%)	911,135	669,684
Nielsen Consumer, Inc., 4.090%, Due 3/6/2028, 2021 USD Term Loan B, (1-mo. LIBOR + 4.000%)	933,310	929,810
PECF USS Intermediate Holding Corp., Due 11/4/2028, Term Loan BF	2,345,000	2,334,752
RLG Holdings LLC,
5.000%, Due 7/7/2028, 2021 Delayed Draw Term Loan, (3-mo. LIBOR + 4.250%)	111,919	111,290
5.000%, Due 7/7/2028, 2021 Term Loan, (3-mo. LIBOR + 4.250%)	442,081	439,596
Sabre GLBL, Inc.,
4.000%, Due 12/17/2027, 2021 Term Loan B1, (1-mo. LIBOR + 3.500%)	1,341,634	1,320,677
4.000%, Due 12/17/2027, 2021 Term Loan B2, (1-mo. LIBOR + 3.500%)	2,138,644	2,105,238
Trans Union LLC, Due 12/3/2029, 2021 2nd Lien Term LoanF	300,000	299,250
Travelport Finance SARL,
2.500%, Due 2/28/2025, 2020 Super Priority Term Loan, PIK (in-kind rate 6.500%)	42,778	43,741
7.750%, Due 5/29/2026, 2021 Consented Term Loan, (3-mo. LIBOR + 6.750%)	1,681,344	1,426,335
Tweddle Group, Inc., 6.750%, Due 9/17/2023, 2016 Term Loan, (3-mo. PRIME + 3.500%)F	196,185	98,093

		41,566,080

Cosmetics/Personal Care - 0.91%
Conair Holdings LLC, 4.250%, Due 5/17/2028, Term Loan B, (3-mo. LIBOR + 3.750%)	1,846,000	1,840,997
Journey Personal Care Corp., 5.000%, Due 3/1/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.250%)	4,155,585	4,127,867

		5,968,864

Food - 1.99%
Dhanani Group, Inc., 3.840%, Due 7/20/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	2,788,063	2,741,586
H Food Holdings LLC, 3.778%, Due 5/23/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.688%)	3,063,006	3,037,859
Primary Products Finance LLC, Due 10/25/2028, Term LoanF	740,000	741,391
Quirch Foods Holdings LLC, 5.500%, Due 10/19/2027, 2020 Term Loan, (1-mo. LIBOR + 4.500%)	1,722,513	1,720,359
Shearer’s Foods, Inc., 4.250%, Due 9/23/2027, 2021 Term Loan, (3-mo. LIBOR + 3.500%)	1,980,038	1,964,356
Snacking Investments Bidco Pty Ltd., 5.000%, Due 12/18/2026, USD Term Loan, (1-mo. LIBOR + 4.000%)	2,818,792	2,820,568

		13,026,119

Health Care - Products - 1.03%
Lifescan Global Corp., 6.130%, Due 10/1/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 6.000%)	3,852,242	3,767,993
Medline Industries, Inc., 3.750%, Due 10/23/2028, USD Term Loan B, (1-mo. LIBOR + 3.250%)	2,987,000	2,975,709

		6,743,702

Health Care - Services - 5.60%
ADMI Corp., 4.000%, Due 12/23/2027, 2021 Incremental Term Loan B3, (1-mo. LIBOR + 3.500%)	683,000	678,731
AHP Health Partners, Inc., 4.000%, Due 8/4/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.500%)	696,000	693,390
Cambrex Corp., 4.250%, Due 12/4/2026, 2021 Term Loan, (1-mo. LIBOR + 3.500%)	1,271,393	1,267,578
Compassus Intermediate, Inc., 5.000%, Due 12/31/2026, 2021 Term Loan, (3-mo. LIBOR + 4.250%)	1,216,428	1,212,779
Da Vinci Purchaser Corp., 5.000%, Due 1/8/2027, 2019 Term Loan, (2-mo. LIBOR + 4.000%)	2,530,962	2,530,178
Envision Healthcare Corp., 3.840%, Due 10/10/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	2,092,202	1,572,352

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 87.96% (continued)
Consumer, Non-Cyclical - 18.27% (continued)
Health Care - Services - 5.60% (continued)
Global Medical Response, Inc.,
5.250%, Due 3/14/2025, 2017 Incremental Term Loan, (6-mo. LIBOR + 4.250%)	$1,553,007	$1,540,396
5.250%, Due 10/2/2025, 2020 Term Loan B, (3-mo. LIBOR + 4.250%)	992,500	985,056
Heartland Dental LLC, 4.089%, Due 4/30/2025, 2021 Incremental Term Loan, (1-mo. LIBOR + 4.000%)	795,008	786,310
ICON Luxembourg SARL, 3.000%, Due 7/3/2028, LUX Term Loan, (3-mo. LIBOR + 2.500%)	3,834,602	3,819,685
Keystone Acquisition Corp., 6.250%, Due 5/1/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.250%)	2,091,496	2,065,353
Medical Solutions LLC,
Due 11/1/2028, 2021 Delayed Draw Term LoanF G	122,080	121,256
4.000%, Due 11/1/2028, 2021 First Lien Term Loan, (1-mo. LIBOR + 3.500%)	640,920	636,594
Midwest Physician Administrative Services LLC, 4.000%, Due 3/12/2028, 2021 Term Loan, (3-mo. LIBOR + 3.250%)	408,753	405,859
National Mentor Holdings, Inc.,
Due 3/2/2028, 2021 Delayed Draw Term LoanF G	91,018	89,816
4.500%, Due 3/2/2028, 2021 Term Loan, (1-mo. LIBOR + 3.750%, 3-mo. LIBOR + 3.750%)	1,955,970	1,930,132
4.500%, Due 3/2/2028, 2021 Term Loan C, (3-mo. LIBOR + 3.750%)	61,749	60,934
Pacific Dental Services LLC, 4.000%, Due 5/5/2028, 2021 Term Loan, (1-mo. LIBOR + 3.250%)	818,948	816,220
Parexel International Corp., 4.000%, Due 11/15/2028, 2021 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	1,873,000	1,863,935
RegionalCare Hospital Partners Holdings, Inc., 3.842%, Due 11/16/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	3,000,000	2,971,710
Upstream Rehabilition, Inc., 4.340%, Due 11/20/2026, 2021 Term Loan, (1-mo. LIBOR + 4.250%)	630,420	627,860
US Anesthesia Partners, Inc., 4.750%, Due 10/1/2028, 2021 Term Loan, (6-mo. LIBOR + 4.250%)	723,000	717,708
US Renal Care, Inc.,
5.125%, Due 6/26/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)F	2,096,245	2,034,049
6.500%, Due 6/26/2026, 2021 Term Loan B, (1-mo. LIBOR + 5.500%)	1,447,000	1,415,643
WP CityMD Bidco LLC,
4.500%, Due 8/13/2026, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)	4,636,447	4,611,318
Due 11/18/2028, 2021 1st Lien Term Loan BF	1,151,000	1,144,762

		36,599,604

Household Products/Wares - 0.54%
Illuminate Merger Sub Corp., 4.000%, Due 7/21/2028, Term Loan, (3-mo. LIBOR + 3.500%)	696,000	686,646
Instant Brands Holdings, Inc., 5.750%, Due 4/12/2028, Term Loan, (2-mo. LIBOR + 5.000%)	646,644	628,861
Kronos Acquisition Holdings, Inc., 4.250%, Due 12/22/2026, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)	2,291,683	2,213,857

		3,529,364

Pharmaceuticals - 1.49%
Alvogen Pharma, Inc., 6.250%, Due 12/31/2023, 2020 Extended Term Loan, (3-mo. LIBOR + 5.250%)	2,411,475	2,332,355
Amneal Pharmaceuticals LLC, 3.625%, Due 5/4/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	2,750,000	2,696,733
Gainwell Acquisition Corp., 4.750%, Due 10/1/2027, Term Loan B, (3-mo. LIBOR + 4.000%)	2,691,849	2,686,815
ICON Luxembourg SARL, 3.000%, Due 7/3/2028, US Term Loan, (3-mo. LIBOR + 2.500%)	955,393	951,677
LSCS Holdings, Inc., Due 11/23/2028, 2021 1st Lien Term LoanF	1,068,000	1,064,881

		9,732,461

Total Consumer, Non-Cyclical		119,509,117

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 87.96% (continued)
Diversified - 0.37%
Holding Companies - Diversified - 0.37%
Emerald Expositions Holding, Inc., 2.590%, Due 5/22/2024, 2017 Term Loan B, (1-mo. LIBOR + 2.500%)	$2,521,174	$2,407,091

Energy - 3.05%
Coal - 0.07%
Oxbow Carbon LLC, 5.000%, Due 10/13/2025, 2020 Term Loan B, (1-mo. LIBOR + 4.250%)	482,600	478,174

Energy - Alternate Sources - 0.21%
Esdec Solar Group BV, 5.750%, Due 8/30/2028, Term Loan B, (6-mo. LIBOR + 5.000%)	1,358,000	1,351,210

Oil & Gas - 0.85%
Apergy Corp., 6.000%, Due 6/3/2027, 2020 Term Loan, (1-mo. LIBOR + 5.000%)	3,990,938	4,035,516
McDermott Technology Americas, Inc., 3.090%, Due 6/30/2024, 2020 Make Whole Term Loan, (1-mo. LIBOR + 3.000%)	142,892	71,446
Waterbridge Midstream Operating LLC, 6.750%, Due 6/22/2026, Term Loan B, (3-mo. LIBOR + 5.750%)	1,496,183	1,455,577

		5,562,539

Pipelines - 1.92%
BCP Renaissance Parent LLC, 4.500%, Due 10/31/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)	3,350,954	3,306,989
Freeport LNG Investments LLLP, Due 11/17/2028, Term Loan BF	596,000	589,855
GIP III Stetson I LP, 4.340%, Due 7/18/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)	4,426,650	4,267,557
Oryx Midstream Services Permian Basin LLC, 3.750%, Due 10/5/2028, Term Loan B, (3-mo. LIBOR + 3.250%)	677,000	669,986
Southcross Energy Partners LP, Due 1/31/2025, 2020 RevolverF G	573,708	550,759
Traverse Midstream Partners LLC, 5.250%, Due 9/27/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	3,212,947	3,182,842

		12,567,988

Total Energy		19,959,911

Financial - 6.76%
Banks - 0.51%
AqGen Ascensus, Inc., 7.000%, Due 8/2/2029, 2021 2nd Lien Term Loan, (3-mo. LIBOR + 6.500%)	2,120,000	2,121,760
AqGen Island Holdings, Inc., 4.000%, Due 8/2/2028, Term Loan, (3-mo. LIBOR + 3.500%)	1,246,000	1,235,097

		3,356,857

Diversified Financial Services - 2.52%
4L Holdings Corp., 8.500%, Due 2/5/2024, Takeback Term Loan, (3-mo. LIBOR + 7.500%)	1,135,459	1,080,582
AllSpring Buyer LLC, 3.750%, Due 11/1/2028, Term Loan B, (2-mo. LIBOR + 3.250%)	371,694	370,534
Apex Group Treasury LLC, 4.250%, Due 7/27/2028, USD Term Loan, (3-mo. LIBOR + 3.750%)F	1,821,000	1,811,895
Astra Acquisition Corp., 5.750%, Due 10/25/2028, 2021 1st Lien Term Loan, (1-mo. LIBOR + 5.250%)	384,000	372,480
Cowen, Inc., 4.000%, Due 3/24/2028, Term Loan B, (3-mo. LIBOR + 3.250%)	478,385	474,797
Hudson River Trading LLC, 3.090%, Due 3/20/2028, 2021 Term Loan, (1-mo. LIBOR + 3.000%)	3,177,519	3,144,155
Jane Street Group LLC, 2.840%, Due 1/26/2028, 2021 Term Loan, (1-mo. LIBOR + 2.750%)	2,134,843	2,107,623
NBG Acquisition, Inc., 6.500%, Due 4/26/2024, Term Loan, (3-mo. LIBOR + 5.500%)	250,776	180,558
Resolute Investment Managers, Inc., 5.250%, Due 4/30/2024, 2020 Term Loan C, (3-mo. LIBOR + 4.250%)	432,605	430,442
Russell Investments US Institutional Holdco, Inc., 4.500%, Due 5/30/2025, 2020 Term Loan, (6-mo. LIBOR + 3.500%)	4,167,000	4,158,333
Superannuation and Investments US LLC, Due 11/1/2028, USD Term LoanF	757,000	752,269

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 87.96% (continued)
Financial - 6.76% (continued)
Diversified Financial Services - 2.52% (continued)
VFH Parent LLC, 3.092%, Due 3/1/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.000%)	$1,603,024	$1,598,119

		16,481,787

Insurance - 3.48%
Acrisure LLC, Due 2/15/2027, 2021 First Lien Term Loan BF	905,000	899,914
Alliant Holdings Intermediate LLC, 4.000%, Due 11/5/2027, 2020 Term Loan B3, (3-mo. LIBOR + 3.500%)	1,771,000	1,760,250
AmWINS Group, Inc., 3.000%, Due 2/19/2028, 2021 Term Loan B, (1-mo. LIBOR + 2.250%)	804,973	792,899
Amynta Agency Borrower, Inc., 4.590%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	5,418,541	5,395,946
Asurion LLC,
3.340%, Due 12/23/2026, 2020 Term Loan B8, (1-mo. LIBOR + 3.250%)	215	212
3.340%, Due 7/31/2027, 2021 Term Loan B9, (1-mo. LIBOR + 3.250%)	4,756,686	4,687,714
5.340%, Due 1/20/2029, 2021 Second Lien Term Loan B4, (1-mo. LIBOR + 5.250%)	3,316,759	3,281,535
Hub International Ltd., 4.000%, Due 4/25/2025, 2021 Term Loan B, (1-mo. LIBOR + 3.250%, 3-mo. LIBOR + 3.250%)	276,000	274,598
Hyperion Insurance Group Ltd., 4.000%, Due 11/12/2027, 2021 Term Loan B, (1-mo. LIBOR + 3.250%)F	3,710,573	3,675,805
Sedgwick Claims Management Services, Inc., 5.250%, Due 9/3/2026, 2020 Term Loan B3, (1-mo. LIBOR + 4.250%)	2,027,620	2,025,085

		22,793,958

Real Estate - 0.25%
Brookfield Property REIT, Inc., 2.590%, Due 8/27/2025, 1st Lien Term Loan B, (1-mo. LIBOR + 2.500%)	1,628,421	1,600,607

Total Financial		44,233,209

Government - 0.08%
Municipal - 0.08%
Lakeshore Intermediate LLC, 4.000%, Due 9/29/2028, Term Loan, (3-mo. LIBOR + 3.500%)	497,000	497,000

Industrial - 9.89%
Aerospace/Defense - 0.27%
Cobham Ultra SeniorCo SARL, Due 11/16/2028, USD Term Loan BF	948,000	944,445
Vertex Aerospace Services Corp., Due 6/29/2027, 2021 Term LoanF	848,000	844,820

		1,789,265

Building Materials - 1.36%
CHI Overhead Doors, Inc., 4.500%, Due 7/31/2025, Term Loan, (1-mo. LIBOR + 3.500%)	1,285,887	1,284,280
Cornerstone Building Brands, Inc., 3.750%, Due 4/12/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.250%)	2,150,925	2,141,246
CP Atlas Buyer, Inc., 4.250%, Due 11/23/2027, 2021 Term Loan B, (1-mo. LIBOR + 3.750%)	2,654,660	2,626,467
DiversiTech Holdings, Inc., 4.250%, Due 12/2/2024, 2021 Term Loan, (3-mo. LIBOR + 3.250%)	296,702	295,960
LEB Holdings, Inc., 4.500%, Due 11/2/2027, Term Loan B, (3-mo. LIBOR + 3.750%)	304,698	304,445
MI Windows and Doors LLC, 4.500%, Due 12/18/2027, 2020 Term Loan, (1-mo. LIBOR + 3.750%)	487,318	485,612
Pelican Products, Inc., Due 11/16/2028, 2021 Term LoanF	397,000	394,022
Standard Industries, Inc., 3.000%, Due 9/22/2028, 2021 Term Loan B, (3-mo. LIBOR + 2.500%)	1,342,000	1,337,451

		8,869,483

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 87.96% (continued)
Industrial - 9.89%
Electronics - 1.44%
Deliver Buyer, Inc.,
5.132%, Due 5/1/2024, Term Loan B, (3-mo. LIBOR + 5.000%)	$2,877,680	$2,863,292
7.250%, Due 5/1/2024, 2020 Incremental Term Loan B, (3-mo. LIBOR + 6.250%)	1,185,023	1,187,985
Ingram Micro, Inc., 4.000%, Due 6/30/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.500%)	2,718,188	2,711,392
Mirion Technologies, Inc., 3.250%, Due 10/20/2028, 2021 Term Loan, (2-mo. LIBOR + 2.750%)	639,000	634,342
NorthPole Newco SARL, 7.132%, Due 3/18/2025, Term Loan, (3-mo. LIBOR + 7.000%)	4,047,447	2,023,723

		9,420,734

Engineering & Construction - 2.15%
Artera Services LLC,
4.250%, Due 3/6/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	2,405,826	2,319,817
4.500%, Due 3/6/2025, Incremental Term Loan, (3-mo. LIBOR + 3.500%)	1,775,550	1,710,085
Brand Energy & Infrastructure Services, Inc., 5.250%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	2,450,427	2,411,759
Centuri Group, Inc, 3.000%, Due 8/27/2028, Term Loan B, (1-mo. LIBOR + 2.500%, 3-mo. LIBOR + 2.500%)	571,000	566,895
DG Investment Intermediate Holdings, Inc.,
Due 3/31/2028, 2021 Delayed Draw Term LoanF	104,347	103,924
4.500%, Due 3/31/2028, 2021 Term Loan, (1-mo. LIBOR + 3.750%)	498,163	496,140
KKR Apple Bidco LLC,
3.500%, Due 9/22/2028, 2021 Term Loan, (1-mo. LIBOR + 3.000%)	1,162,000	1,151,286
6.250%, Due 9/21/2029, 2021 2nd Lien Term Loan, (1-mo. LIBOR + 5.750%)	1,344,000	1,354,927
Q Holding Co., 6.000%, Due 12/29/2023, 2019 Term Loan B, (3-mo. LIBOR + 5.000%)	2,384,418	2,336,729
Therma Intermediate LLC, Due 12/31/2027, 2021 Fungible Incremental Term LoanF	372,000	371,379
Tutor Perini Corp., 5.750%, Due 8/13/2027, Term Loan B, (3-mo. LIBOR + 4.750%)	465,288	463,980
USIC Holdings, Inc., 7.250%, Due 5/7/2029, 2021 2nd Lien Term Loan, (1-mo. LIBOR + 6.500%)	770,000	775,136

		14,062,057

Environmental Control - 0.96%
Filtration Group Corp., 4.000%, Due 10/21/2028, 2021 Incremental Term Loan, (1-mo. LIBOR + 3.500%)	267,000	265,398
Madison IAQ LLC, 3.750%, Due 6/21/2028, Term Loan, (6-mo. LIBOR + 3.250%)	1,249,867	1,238,231
Northstar Group Services, Inc., 6.500%, Due 11/12/2026, 2020 Term Loan B, (1-mo. LIBOR + 5.500%)	237,000	237,296
Packers Holdings LLC, 4.000%, Due 3/9/2028, 2021 Term Loan, (3-mo. LIBOR + 3.250%)	8,736	8,644
Robertshaw US Holding Corp., 4.500%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%, 3-mo. LIBOR + 3.500%, 6-mo. LIBOR + 3.500%)	4,814,245	4,552,495

		6,302,064

Hand/Machine Tools - 0.24%
Alliance Laundry Systems LLC, 4.250%, Due 10/8/2027, Term Loan B, (3-mo. LIBOR + 3.500%)	1,571,839	1,569,796

Machinery - Diversified - 0.24%
ASP Blade Holdings, Inc, 4.500%, Due 10/13/2028, Initial Term Loan, (1-mo. LIBOR + 4.000%)	685,000	682,719
Pro Mach Group, Inc.,
Due 8/31/2028, 2021 Delayed Draw Term LoanF G	126,117	125,920
5.000%, Due 8/31/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.000%)	776,883	775,671

		1,584,310

Metal Fabricate/Hardware - 0.38%
Anvil International LLC, 5.100%, Due 5/28/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	1,496,183	1,486,369

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 87.96% (continued)
Industrial - 9.89% (continued)
Metal Fabricate/Hardware - 0.38% (continued)
Grinding Media Inc., 4.750%, Due 10/12/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.000%)	$688,000	$684,560
Tiger Acquisition LLC, 3.750%, Due 6/1/2028, 2021 Term Loan, (3-mo. LIBOR + 3.250%)	278,303	275,767

		2,446,696

Miscellaneous Manufacturing - 1.03%
International Textile Group, Inc.,
5.131%, Due 5/1/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	3,078,583	2,822,937
9.131%, Due 5/1/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 9.000%)	2,347,000	1,703,922
MB Aerospace Holdings, Inc., 4.500%, Due 1/22/2025, 2017 Term Loan, (3-mo. LIBOR + 3.500%)	2,379,991	2,213,392

		6,740,251

Packaging & Containers - 0.36%
Pretium PKG Holdings, Inc., 4.500%, Due 10/2/2028, 2021 1st Lien Term Loan, (6-mo. LIBOR + 4.000%)	507,000	504,916
Proampac PG Borrower LLC, 4.500% - 6.000%, Due 11/3/2025, 2020 Term Loan, (3-mo. LIBOR + 3.750%, 3-mo. PRIME + 2.750%)	1,885,525	1,875,626

		2,380,542

Shipbuilding - 0.11%
MHI Holdings LLC, 5.092%, Due 9/21/2026, Term Loan B, (1-mo. LIBOR + 5.000%)	682,055	682,055

Transportation - 1.35%
Carriage Purchaser, Inc., 5.000%, Due 9/30/2028, 2021 Term Loan B, (2-mo. LIBOR + 4.250%)	565,000	564,650
Daseke, Inc., 4.750%, Due 3/5/2028, 2021 Term Loan B, (1-mo. LIBOR + 4.000%)	549,240	547,411
First Student Bidco, Inc.,
3.500%, Due 7/21/2028, Term Loan B, (2-mo. LIBOR + 3.000%)	2,034,873	2,013,893
3.500%, Due 7/21/2028, Term Loan C, (3-mo. LIBOR + 3.000%)	751,127	743,383
LaserShip, Inc., 5.250%, Due 5/7/2028, 2021 Term Loan, (3-mo. LIBOR + 4.500%)	2,208,000	2,208,000
PODS LLC, 3.750%, Due 3/31/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.000%)	339,295	336,893
Savage Enterprises LLC, 3.750%, Due 9/15/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.250%)	1,252,860	1,249,139
Worldwide Express Operations LLC, 5.000%, Due 7/26/2028, 2021 1st Lien Term Loan, (6-mo. LIBOR + 4.250%)	1,178,000	1,176,527

		8,839,896

Total Industrial		64,687,149

Technology - 16.10%
Computers - 5.68%
24-7 Intouch, Inc., 4.840%, Due 8/25/2025, 2018 Term Loan, (1-mo. LIBOR + 4.750%)	3,031,600	2,986,126
Atlas CC Acquisition Corp.,
5.000%, Due 5/25/2028, Term Loan B, (3-mo. LIBOR + 4.250%)	934,180	934,049
5.000%, Due 5/25/2028, Term Loan C, (3-mo. LIBOR + 4.250%)	190,003	189,976
ConvergeOne Holdings, Inc., 5.090%, Due 1/4/2026, 2019 Term Loan, (1-mo. LIBOR + 5.000%)	3,891,310	3,849,634
Electronics for Imaging, Inc., 5.090%, Due 7/23/2026, Term Loan, (1-mo. LIBOR + 5.000%)	2,957,325	2,825,074
Imprivata, Inc., 4.000%, Due 12/1/2027, Term Loan, (3-mo. LIBOR + 3.500%)	910,425	908,340
Magenta Buyer LLC,
5.750%, Due 7/27/2028, 2021 USD 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	5,602,000	5,513,320
9.000%, Due 7/27/2029, 2021 USD 2nd Lien Term Loan, (3-mo. LIBOR + 8.250%)	728,000	719,504
Netsmart Technologies, Inc., 4.750%, Due 10/1/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.000%)	4,020,670	4,013,956
NeuStar, Inc., Due 8/8/2024, 2018 Term Loan B4F	4,524,519	4,522,031
PAE Holding Corp., 5.250%, Due 10/19/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.500%)	2,041,443	2,038,891
Peraton Corp.,

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 87.96% (continued)
Technology - 16.10% (continued)
Computers - 5.68% (continued)
Peraton Corp. (continued)
4.500%, Due 2/1/2028, Term Loan B, (1-mo. LIBOR + 3.750%)	$2,242,730	$2,234,724
8.500%, Due 2/1/2029, 2nd Lien Term Loan B1, (1-mo. LIBOR + 7.750%)	1,471,000	1,484,489
Perforce Software, Inc., 3.840%, Due 7/1/2026, 2020 Term Loan B, (1-mo. LIBOR + 3.750%)	2,343,780	2,311,553
Redstone Holdco LP, 5.500%, Due 4/27/2028, 2021 Term Loan, (3-mo. LIBOR + 4.750%)	2,274,000	2,154,615
SonicWall US Holdings, Inc., 4.250%, Due 5/16/2025, 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	450,838	446,965

		37,133,247

Semiconductors - 0.36%
Brooks Automation, Inc., Due 11/17/2028, 2021 Term LoanF	918,000	911,693
Natel Engineering Co., Inc., 7.250%, Due 4/30/2026, 2019 Term Loan B, (1-mo. LIBOR + 6.250%, 6-mo. LIBOR + 6.250%)	1,482,695	1,442,855

		2,354,548

Software - 10.06%
AppLovin Corp., 3.500%, Due 10/25/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.000%)	2,327,000	2,309,548
Aptean, Inc., 4.342%, Due 4/23/2026, 2019 Term Loan, (1-mo. LIBOR + 4.250%)	2,428,213	2,409,249
Ascend Learning LLC, Due 11/18/2028, 2021 Term LoanF	1,635,000	1,624,274
Athenahealth, Inc., 4.339% - 4.400%, Due 2/11/2026, 2021 Term Loan B1, (1-mo. LIBOR + 4.250%, 3-mo. LIBOR + 4.250%)	1,395,217	1,391,729
Atlas Purchaser, Inc., 6.000%, Due 5/8/2028, 2021 Term Loan, (3-mo. LIBOR + 5.250%)	2,710,208	2,657,711
Castle US Holding Corp., 4.750%, Due 1/29/2027, 2021 Incremental Term Loan B, (3-mo. LIBOR + 4.000%)	565,633	565,633
CommerceHub, Inc., 4.750%, Due 12/29/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.000%)	1,041,133	1,029,420
Constant Contact, Inc., 4.750%, Due 2/10/2028, Term Loan, (3-mo. LIBOR + 4.000%)	1,604,831	1,595,812
Cornerstone OnDemand, Inc., 4.250%, Due 10/16/2028, 2021 Term Loan, (3-mo. LIBOR + 3.750%)	1,125,000	1,118,441
DCert Buyer, Inc., 7.090%, Due 2/19/2029, 2021 2nd Lien Term Loan, (1-mo. LIBOR + 7.000%)	1,084,000	1,090,580
DTI Holdco, Inc., 5.750%, Due 9/30/2023, 2018 Term Loan B, (2-mo. LIBOR + 4.750%, 3-mo. LIBOR + 4.750%)	3,248,288	3,199,986
EverCommerce, Inc, Due 7/6/2028, Term Loan BF	395,000	392,859
Grab Holdings, Inc., 5.500%, Due 1/29/2026, Term Loan B, (1-mo. LIBOR + 4.500%)	5,407,825	5,448,384
Greeneden US Holdings LLC, 4.750%, Due 12/1/2027, 2020 USD Term Loan B4, (1-mo. LIBOR + 4.000%)	1,285,288	1,281,534
Helios Software Holdings, Inc., 3.917%, Due 3/11/2028, 2021 USD Term Loan B, (3-mo. LIBOR + 3.750%)	1,254,457	1,241,386
Ivanti Software, Inc.,
4.750%, Due 12/1/2027, 2021 Add On Term Loan B, (3-mo. LIBOR + 4.000%)	202,980	200,950
5.750%, Due 12/1/2027, 2020 Term Loan B, (1-mo. LIBOR + 4.750%)	1,317,380	1,306,683
Loyalty Ventures, Inc., 5.000%, Due 11/3/2027, Term Loan B, (1-mo. LIBOR + 4.500%)	752,000	745,104
MA FinanceCo. LLC, 5.250%, Due 6/5/2025, 2020 USD Term Loan B, (3-mo. LIBOR + 4.250%)	1,937,500	1,957,689
Mavenir Systems, Inc., 5.250%, Due 8/18/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.750%)	803,000	801,330
Mitchell International, Inc., 4.250%, Due 10/15/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.750%)	2,010,000	1,982,081
Navicure, Inc., 4.090%, Due 10/22/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	582,098	580,887
Particle Investments SARL, 5.750%, Due 2/18/2027, Term Loan, (3-mo. LIBOR + 5.250%)	3,171,799	3,159,904
Polaris Newco LLC, 4.500%, Due 6/2/2028, USD Term Loan B, (1-mo. LIBOR + 4.000%)	1,945,000	1,936,325
Project Leopard Holdings, Inc., 5.750%, Due 7/7/2024, 2019 Term Loan, (3-mo. LIBOR + 4.750%)	497,243	497,511
Red Planet Borrower LLC, 4.250%, Due 10/2/2028, Term Loan B, (3-mo. LIBOR + 3.750%)	858,000	850,278
Renaissance Holding Corp., 3.340%, Due 5/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	428,664	423,306

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 87.96% (continued)
Technology - 16.10% (continued)
Software - 10.06% (continued)
Riverbed Technology, Inc., Due 12/31/2025, 2020 Term Loan BF	$2,171,460	$1,954,987
Rocket Software, Inc., 4.750%, Due 11/28/2025, 2021 USD Incremental Term Loan B, (1-mo. LIBOR + 4.250%)	2,953,598	2,934,222
Sirius Computer Solutions, Inc., Due 7/1/2026, 2020 Term LoanF	1,314,525	1,312,606
Skopima Merger Sub, Inc., 4.500%, Due 5/12/2028, Term Loan B, (1-mo. LIBOR + 4.000%)F	3,074,000	3,036,528
Symplr Software, Inc., 5.250%, Due 12/22/2027, 2020 Term Loan, (3-mo. LIBOR + 4.500%)	1,980,050	1,979,436
Think & Learn Private Ltd., Due 11/5/2026, Term Loan BF	3,064,000	3,048,680
TPG Elf Purchaser LLC, 4.000%, Due 11/6/2028, 2021 Term Loan B, (2-mo. LIBOR + 3.500%)	905,000	899,344
Ultimate Software Group, Inc., Due 5/4/2026, 2021 Incremental Term LoanF	3,630,399	3,608,834
Veritas US, Inc., 6.000%, Due 9/1/2025, 2021 USD Term Loan B, (3-mo. LIBOR + 5.000%)	1,767,548	1,756,501
Virgin Pulse, Inc., 4.750%, Due 4/6/2028, 2021 Term Loan, (3-mo. LIBOR + 4.000%, 6-mo. LIBOR + 4.000%)	379,000	373,474
Weld North Education LLC, 3.879%, Due 12/21/2027, 2020 Term Loan B, (2-mo. LIBOR + 3.750%)	1,641,580	1,632,683
Xperi Corp., 3.590%, Due 6/2/2025, 2020 Term Loan B, (1-mo. LIBOR + 3.500%)	1,495,075	1,487,226

		65,823,115

Total Technology		105,310,910

Utilities - 0.09%
Electric - 0.09%
Hamilton Projects Acquiror LLC, 5.500%, Due 6/17/2027, Term Loan B, (3-mo. LIBOR + 4.500%)	600,000	597,750

Total Bank Loan Obligations (Cost $580,980,076)		575,408,324

CORPORATE OBLIGATIONS - 3.90%
Basic Materials - 0.77%
Chemicals - 0.77%
LSF11 A5 HoldCo LLC, 6.625%, Due 10/15/2029I	3,190,000	3,137,301
SCIH Salt Holdings, Inc., 4.875%, Due 5/1/2028I	2,000,000	1,895,860

		5,033,161

Total Basic Materials		5,033,161

Communications - 1.23%
Advertising - 0.41%
National CineMedia LLC, 5.875%, Due 4/15/2028I	3,000,000	2,682,600

Media - 0.58%
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, Due 8/15/2026I	2,665,000	1,179,263
McGraw-Hill Education, Inc., 5.750%, Due 8/1/2028I	2,750,000	2,653,750

		3,833,013

Telecommunications - 0.24%
Intrado Corp., 8.500%, Due 10/15/2025I	1,667,000	1,567,063

Total Communications		8,082,676

Consumer, Cyclical - 0.61%
Leisure Time - 0.61%
Constellation Merger Sub, Inc., 8.500%, Due 9/15/2025I	4,194,000	3,984,300

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 3.90% (continued)
Consumer, Non-Cyclical - 1.29%
Commercial Services - 1.09%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, Due 6/1/2029I	$450,000	$427,500
Metis Merger Sub LLC, 6.500%, Due 5/15/2029I	5,642,000	5,515,055
PECF USS Intermediate Holding Corp., 8.000%, Due 11/15/2029I	1,126,000	1,148,520

		7,091,075

Pharmaceuticals - 0.20%
Organon & Co / Organon Foreign Debt Co-Issuer BV, 4.125%, Due 4/30/2028I	1,333,000	1,329,854

Total Consumer, Non-Cyclical		8,420,929

Total Corporate Obligations (Cost $27,546,127)		25,521,066

FOREIGN CORPORATE OBLIGATIONS - 0.66%
Communications - 0.27%
Telecommunications - 0.27%
Telesat Canada / Telesat LLC, 4.875%, Due 6/1/2027I	2,000,000	1,747,500

Consumer, Cyclical - 0.39%
Entertainment - 0.39%
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, 4.875%, Due 11/1/2026I	2,500,000	2,531,600

Total Foreign Corporate Obligations (Cost $4,399,514)		4,279,100

	Shares
SHORT-TERM INVESTMENTS - 7.31% (Cost $47,846,163)
Investment Companies - 7.31%
American Beacon U.S. Government Money Market Select Fund, 0.01%J K	47,846,163	47,846,163

TOTAL INVESTMENTS - 101.59% (Cost $667,562,511)		664,594,003
LIABILITIES, NET OF OTHER ASSETS - (1.59%)		(10,411,236)

TOTAL NET ASSETS - 100.00%		$654,182,767

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $508,119 or 0.08% of net assets.
C	Value was determined using significant unobservable inputs.
D	A type of Preferred Stock that has no maturity date.
E	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
F	Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of November 30, 2021.
G

All or a portion of the security is an Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $1,145,143 or 0.18% of net assets. Of this amount, $136,857, $56,000, $122,080, $91,018, $64,586, $100,894 and $573,708 relates to Holley Purchaser, Inc., LBM Acquisition LLC, Medical Solutions LLC, National Mentor Holdings, Inc., New Arclin US Holding Corp., Pro Mach Group, Inc. and Southcross Energy Partners LP, respectively.

H	Fixed Rate.
I

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $29,800,166 or 4.56% of net assets. The Fund has no right to demand registration of these securities.

J	The Fund is affiliated by having the same investment advisor.
K	7-day yield.

IP Ltd. - Intellectual Property Ltd.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LLLP - Limited Liability Limited Partnership.

LP - Limited Partnership.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Pty Ltd. - Proprietary Ltd.

REIT - Real Estate Investment Trust.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2021, the investments were classified as described below:

Sound Point Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$94,119	$8,083,949	$0	(1)	$8,178,068
Warrants	1,136,605	—	—		1,136,605
Preferred Stocks	2,224,677	—	—		2,224,677
Bank Loan Obligations(2)	—	574,900,205	508,119	(1)	575,408,324
Corporate Obligations	—	25,521,066	—		25,521,066
Foreign Corporate Obligations	—	4,279,100	—		4,279,100
Short-Term Investments	47,846,163	—	—		47,846,163

Total Investments in Securities – Assets	$51,301,564	$612,784,320	$508,119		$664,594,003

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $1,145,143 at period end.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2021, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the year:

Security Type	Balance as of 8/31/2021		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 11/30/2021		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$0	(1)	$—	$—	$—	$—	$—	$—	$—	$0	(1)	$(649,364)
Bank Loan Obligations	512,915	(1)	7,107	14,674	16	(10)	2,765	—	—	508,119	(1)	(1,410,420)

	$512,915	(1)	$7,107	$14,674	$16	$(10)	$2,765	$—	$—	$508,119	(1)	$(2,059,784)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended November 30, 2021, three common stocks have been fair valued at $0 by the Valuation Committee. The remaining bank loan obligations valued at $508,119 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.74%
Communication Services - 6.52%
Diversified Telecommunication Services - 2.17%
Verizon Communications, Inc.	758,719	$38,140,804

Entertainment - 1.92%
Nintendo Co. Ltd., ADR	612,153	33,717,387

Media - 2.43%
Comcast Corp., Class A	853,116	42,638,738

Total Communication Services		114,496,929

Consumer Discretionary - 9.55%
Multiline Retail - 4.06%
Target Corp.	292,372	71,291,989

Specialty Retail - 5.49%
Lowe’s Cos., Inc.	393,646	96,281,875

Total Consumer Discretionary		167,573,864

Consumer Staples - 10.03%
Beverages - 3.65%
Diageo PLC, ADRA	315,273	64,054,015

Food Products - 2.38%
Nestle SA, ADR	324,551	41,704,803

Tobacco - 4.00%
Altria Group, Inc.	864,689	36,870,339
Philip Morris International, Inc.	388,055	33,349,447

		70,219,786

Total Consumer Staples		175,978,604

Energy - 2.61%
Oil, Gas & Consumable Fuels - 2.61%
Chevron Corp.	405,917	45,815,852

Financials - 14.86%
Capital Markets - 6.14%
BlackRock, Inc.	93,605	84,676,019
Franklin Resources, Inc.	713,644	23,122,066

		107,798,085

Diversified Financial Services - 3.71%
Berkshire Hathaway, Inc., Class BB	235,249	65,091,046

Insurance - 5.01%
Cincinnati Financial Corp.	332,893	37,916,513
Progressive Corp.	537,207	49,928,018

		87,844,531

Total Financials		260,733,662

Health Care - 9.70%
Pharmaceuticals - 9.70%
Johnson & Johnson	417,668	65,126,971
Merck & Co., Inc.	577,326	43,247,491

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.74% (continued)
Health Care - 9.70% (continued)
Pharmaceuticals - 9.70% (continued)
Pfizer, Inc.	1,152,098	$61,902,225

		170,276,687

Total Health Care		170,276,687

Industrials - 10.49%
Air Freight & Logistics - 3.81%
United Parcel Service, Inc., Class B	337,216	66,893,538

Road & Rail - 3.81%
Norfolk Southern Corp.	251,978	66,842,204

Trading Companies & Distributors - 2.87%
Fastenal Co.	851,527	50,384,852

Total Industrials		184,120,594

Information Technology - 23.82%
Communications Equipment - 3.05%
Cisco Systems, Inc.	975,357	53,488,578

IT Services - 2.93%
Paychex, Inc.	431,343	51,416,086

Semiconductors & Semiconductor Equipment - 6.91%
Intel Corp.	817,226	40,207,519
Texas Instruments, Inc.	421,500	81,083,955

		121,291,474

Software - 5.40%
Microsoft Corp.	286,682	94,774,202

Technology Hardware, Storage & Peripherals - 5.53%
Apple, Inc.	587,116	97,050,275

Total Information Technology		418,020,615

Materials - 2.85%
Chemicals - 2.85%
Air Products and Chemicals, Inc.	174,175	50,064,862

Real Estate - 3.18%
Equity Real Estate Investment Trusts (REITs) - 3.18%
Crown Castle International Corp.	307,739	55,900,789

Utilities - 3.13%
Multi-Utilities - 3.13%
Dominion Energy, Inc.	770,903	54,888,294

Total Common Stocks (Cost $1,036,183,987)		1,697,870,752

SHORT-TERM INVESTMENTS - 2.99% (Cost $52,421,201)
Investment Companies - 2.99%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	52,421,201	52,421,201

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 99.73% (Cost $1,088,605,188)	$1,750,291,953
OTHER ASSETS, NET OF LIABILITIES - 0.27%	4,706,386

TOTAL NET ASSETS - 100.00%	$1,754,998,339

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at November 30, 2021.
B	Non-income producing security.
C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on November 30, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	226	December 2021	$51,028,693	$51,598,625	$569,932

			$51,028,693	$51,598,625	$569,932

Index Abbreviations:

S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2021, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,697,870,752	$—	$—	$1,697,870,752
Short-Term Investments	52,421,201	—	—	52,421,201

Total Investments in Securities - Assets	$1,750,291,953	$—	$—	$1,750,291,953

Financial Derivative Instruments - Assets
Futures Contracts	$569,932	$—	$—	$569,932

Total Financial Derivative Instruments - Assets	$569,932	$—	$—	$569,932

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.85%
Communication Services - 3.62%
Diversified Telecommunication Services - 0.67%
IDT Corp., Class BA	8,534	$463,226

Interactive Media & Services - 0.50%
Cargurus, Inc.A	5,909	221,587
EverQuote, Inc., Class AA	5,094	67,139
TrueCar, Inc.A	17,871	58,796

		347,522

Media - 0.97%
EW Scripps Co., Class A	36,246	671,638

Wireless Telecommunication Services - 1.48%
United States Cellular Corp.A	35,249	1,026,098

Total Communication Services		2,508,484

Consumer Discretionary - 11.12%
Auto Components - 2.79%
Dorman Products, Inc.A	3,932	436,373
Gentherm, Inc.A	4,134	349,116
Motorcar Parts of America, Inc.A	9,513	152,589
Patrick Industries, Inc.	12,430	991,541

		1,929,619

Diversified Consumer Services - 0.38%
American Public Education, Inc.A	3,793	71,650
Perdoceo Education Corp.A	19,463	191,710

		263,360

Hotels, Restaurants & Leisure - 0.84%
Accel Entertainment, Inc.A	14,739	187,627
Biglari Holdings, Inc., Class BA	719	102,005
Golden Entertainment, Inc.A	6,430	295,201

		584,833

Household Durables - 1.21%
Flexsteel Industries, Inc.	4,248	120,558
Hamilton Beach Brands Holding Co., Class A	12,111	181,665
Hooker Furniture Corp.	6,821	161,931
Lifetime Brands, Inc.	14,614	237,331
Universal Electronics, Inc.A	3,692	133,651

		835,136

Internet & Direct Marketing Retail - 0.94%
Duluth Holdings, Inc., Class BA	14,198	196,927
Lands’ End, Inc.A	19,616	451,364

		648,291

Leisure Products - 1.52%
Acushnet Holdings Corp.	12,328	670,397
Escalade, Inc.	4,564	77,634
Johnson Outdoors, Inc., Class A	2,078	216,195
Marine Products Corp.	7,386	87,302

		1,051,528

Specialty Retail - 2.34%
America’s Car-Mart, Inc.A	2,215	217,380
National Vision Holdings, Inc.A	10,601	509,272
OneWater Marine, Inc., Class A	9,631	492,915

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.85% (continued)
Consumer Discretionary - 11.12% (continued)
Specialty Retail - 2.34% (continued)
Shoe Carnival, Inc.	10,338	$404,216

		1,623,783

Textiles, Apparel & Luxury Goods - 1.10%
Rocky Brands, Inc.	2,385	84,739
Steven Madden Ltd.	11,071	525,319
Superior Group of Cos., Inc.	6,737	150,639

		760,697

Total Consumer Discretionary		7,697,247

Consumer Staples - 4.20%
Beverages - 1.73%
Coca-Cola Consolidated, Inc.	2,096	1,195,915

Food & Staples Retailing - 1.47%
Village Super Market, Inc., Class A	13,917	295,875
Weis Markets, Inc.	11,488	723,170

		1,019,045

Food Products - 0.48%
John B Sanfilippo & Son, Inc.	1,608	132,499
Seneca Foods Corp., Class AA	4,637	198,046

		330,545

Personal Products - 0.52%
Inter Parfums, Inc.	1,675	147,115
USANA Health Sciences, Inc.A	2,158	215,196

		362,311

Total Consumer Staples		2,907,816

Energy - 3.84%
Energy Equipment & Services - 2.67%
Archrock, Inc.	35,344	261,192
Bristow Group, Inc.A	12,322	365,964
ChampionX Corp.A	41,511	847,240
DMC Global, Inc.A	1,942	70,883
Expro Group Holdings NVA	7,238	101,404
RPC, Inc.A	48,998	197,462

		1,844,145

Oil, Gas & Consumable Fuels - 1.17%
Berry Corp.	19,608	159,609
Dorian LPG Ltd.	8,876	109,263
Magnolia Oil & Gas Corp., Class A	15,477	293,599
REX American Resources Corp.A	2,741	249,431

		811,902

Total Energy		2,656,047

Financials - 14.99%
Banks - 7.37%
Amalgamated Financial Corp.	11,644	197,016
American National Bankshares, Inc.	2,932	107,253
Arrow Financial Corp.	936	32,292
Business First Bancshares, Inc.	7,729	212,547
Cambridge Bancorp	1,765	156,697
Camden National Corp.	3,625	166,097
Capital Bancorp, Inc.	6,508	172,918

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.85% (continued)
Financials - 14.99% (continued)
Banks - 7.37% (continued)
Capital City Bank Group, Inc.	8,006	$212,239
Civista Bancshares, Inc.	4,835	113,767
CNB Financial Corp.	6,951	183,159
Community Trust Bancorp, Inc.	4,787	201,054
Enterprise Bancorp, Inc.	4,136	163,041
Farmers National Banc Corp.	8,259	145,276
First Bancorp, Inc.	2,770	83,876
First Internet Bancorp	4,880	211,353
First Savings Financial Group, Inc.	1,439	37,126
Guaranty Bancshares, Inc.	3,110	114,292
HBT Financial, Inc.	8,673	156,114
Horizon Bancorp, Inc.	12,694	246,264
Mercantile Bank Corp.	5,372	180,392
Metrocity Bankshares, Inc.	4,819	129,631
Mid Penn Bancorp, Inc.B	4,274	134,460
MidWestOne Financial Group, Inc.	6,059	186,617
Northrim BanCorp, Inc.	3,005	121,853
Orrstown Financial Services, Inc.	4,476	104,738
Peoples Financial Services Corp.	1,961	92,932
Sandy Spring Bancorp, Inc.	11,356	532,937
Sierra Bancorp	4,911	123,659
South Plains Financial, Inc.	8,471	211,775
Summit Financial Group, Inc.	4,830	120,750
Univest Financial Corp.	8,987	247,772

		5,099,897

Consumer Finance - 0.60%
Atlanticus Holdings Corp.A	7,009	416,545

Diversified Financial Services - 0.33%
Alerus Financial Corp.	7,585	228,308

Insurance - 4.45%
Donegal Group, Inc., Class A	46,132	627,395
Enstar Group Ltd.A	6,026	1,344,401
Investors Title Co.	1,339	289,224
Maiden Holdings Ltd.A	25,634	76,902
National Western Life Group, Inc., Class A	3,632	739,657

		3,077,579

Thrifts & Mortgage Finance - 2.24%
FS Bancorp, Inc.	3,537	114,811
Home Bancorp, Inc.	2,649	107,126
Luther Burbank Corp.	14,781	203,830
Merchants Bancorp	10,096	460,479
Premier Financial Corp.	9,116	268,010
Southern Missouri Bancorp, Inc.	2,311	123,430
Waterstone Financial, Inc.	13,184	273,568

		1,551,254

Total Financials		10,373,583

Health Care - 20.47%
Biotechnology - 11.49%
ACADIA Pharmaceuticals, Inc.A	22,951	440,659
Alkermes PLCA	28,841	632,195
Anika Therapeutics, Inc.A	2,695	105,455
Blueprint Medicines Corp.A	6,370	612,794
Catalyst Pharmaceuticals, Inc.A	20,040	140,280

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.85% (continued)
Health Care - 20.47% (continued)
Biotechnology - 11.49% (continued)
Coherus Biosciences, Inc.A	19,183	$356,228
Denali Therapeutics, Inc.A	5,149	238,193
Eagle Pharmaceuticals, Inc.A	2,747	130,977
Emergent BioSolutions, Inc.A	23,589	1,040,747
Halozyme Therapeutics, Inc.A	7,745	254,656
Ironwood Pharmaceuticals, Inc.A	26,962	299,009
MiMedx Group, Inc.A	36,624	256,734
Myriad Genetics, Inc.A	16,278	420,949
OPKO Health, Inc.A B	402,949	1,583,589
Organogenesis Holdings, Inc.A	22,612	227,477
Precigen, Inc.A	14,281	56,267
PTC Therapeutics, Inc.A	8,999	334,403
Puma Biotechnology, Inc.A	28,705	88,985
Radius Health, Inc.A	15,686	258,191
Travere Therapeutics, Inc.A	6,634	189,401
Vanda Pharmaceuticals, Inc.A	12,248	198,418
Vericel Corp.A	2,302	85,657

		7,951,264

Health Care Equipment & Supplies - 1.43%
AxoGen, Inc.A	6,260	59,908
Cardiovascular Systems, Inc.A	5,732	114,640
LeMaitre Vascular, Inc.	2,059	96,341
Natus Medical, Inc.A	14,029	317,055
Orthofix Medical, Inc.A	8,734	267,348
Surmodics, Inc.A	1,419	62,337
Tactile Systems Technology, Inc.A	3,714	72,423

		990,052

Health Care Providers & Services - 4.01%
CorVel Corp.A	2,664	500,832
Cross Country Healthcare, Inc.A	40,723	1,065,314
InfuSystem Holdings, Inc.A	5,693	94,219
LHC Group, Inc.A	8,255	947,013
National Research Corp.	2,332	93,397
Viemed Healthcare, Inc.A	15,234	76,932

		2,777,707

Health Care Technology - 1.16%
Computer Programs & Systems, Inc.A	5,903	173,961
HealthStream, Inc.A	6,905	160,334
NextGen Healthcare, Inc.A	30,335	470,193

		804,488

Pharmaceuticals - 2.38%
Antares Pharma, Inc.A	36,767	118,757
BioDelivery Sciences International, Inc.A	29,856	83,000
Corcept Therapeutics, Inc.A	13,045	273,945
Harmony Biosciences Holdings, Inc.A	5,167	176,143
Innoviva, Inc.A	18,997	317,630
Phibro Animal Health Corp., Class A	30,032	588,327
SIGA Technologies, Inc.A	10,938	89,254

		1,647,056

Total Health Care		14,170,567

Industrials - 14.85%
Air Freight & Logistics - 0.27%
Radiant Logistics, Inc.A	25,139	189,548

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.85% (continued)
Industrials - 14.85% (continued)
Building Products - 2.70%
AAON, Inc.	1,387	$108,186
Insteel Industries, Inc.	2,845	119,945
UFP Industries, Inc.	19,706	1,641,116

		1,869,247

Commercial Services & Supplies - 1.19%
Cimpress PLCA	5,400	420,282
Heritage-Crystal Clean, Inc.A	2,788	89,467
Matthews International Corp., Class A	8,973	311,094

		820,843

Construction & Engineering - 0.39%
IES Holdings, Inc.A	5,560	266,824

Electrical Equipment - 0.93%
Encore Wire Corp.	3,966	557,064
Preformed Line Products Co.	1,307	82,537

		639,601

Machinery - 2.01%
Franklin Electric Co., Inc.	3,115	274,276
Mueller Industries, Inc.	13,557	750,109
Shyft Group, Inc.	3,437	167,072
Tennant Co.	2,571	202,235

		1,393,692

Professional Services - 2.40%
Atlas Technical Consultants, Inc.A	10,258	94,066
CRA International, Inc.	1,086	99,988
Forrester Research, Inc.A	1,790	101,027
ICF International, Inc.	3,115	301,345
Kelly Services, Inc., Class A	43,363	731,100
Kforce, Inc.	4,390	336,406

		1,663,932

Road & Rail - 0.85%
Marten Transport Ltd.	10,149	163,196
PAM Transportation Services, Inc.A	2,667	172,795
Universal Logistics Holdings, Inc.	13,659	253,921

		589,912

Trading Companies & Distributors - 4.11%
Beacon Roofing Supply, Inc.A	24,578	1,226,688
DXP Enterprises, Inc.A	6,119	169,068
Global Industrial Co.	5,482	219,609
McGrath RentCorp	1,490	115,177
Rush Enterprises, Inc., Class A	21,884	1,115,209

		2,845,751

Total Industrials		10,279,350

Information Technology - 12.65%
Communications Equipment - 0.83%
Casa Systems, Inc.A	25,015	124,825
DZS, Inc.A	10,111	131,038
Ribbon Communications, Inc.A	57,986	316,024

		571,887

Electronic Equipment, Instruments & Components - 4.67%
Daktronics, Inc.A	35,671	174,074
ePlus, Inc.A	6,300	664,587

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.85% (continued)
Information Technology - 12.65% (continued)
Electronic Equipment, Instruments & Components - 4.67% (continued)
FARO Technologies, Inc.A	1,972	$136,975
Kimball Electronics, Inc.A	21,059	446,872
Novanta, Inc.A	1,698	274,142
OSI Systems, Inc.A	5,048	459,015
PC Connection, Inc.	24,459	1,072,283

		3,227,948

IT Services - 2.01%
Brightcove, Inc.A	7,202	69,355
CSG Systems International, Inc.	8,641	455,467
Hackett Group, Inc.	5,291	108,254
TTEC Holdings, Inc.	8,996	759,172

		1,392,248

Semiconductors & Semiconductor Equipment - 1.94%
Amkor Technology, Inc.	48,127	1,037,618
Semtech Corp.A	3,585	307,127

		1,344,745

Software - 1.09%
Altair Engineering, Inc., Class AA	2,765	205,854
CommVault Systems, Inc.A	3,837	241,271
OneSpan, Inc.A	4,129	70,565
Rimini Street, Inc.A B	14,815	97,927
SPS Commerce, Inc.A	978	137,888

		753,505

Technology Hardware, Storage & Peripherals - 2.11%
Quantum Corp.A	29,554	161,660
Super Micro Computer, Inc.A	31,406	1,300,209

		1,461,869

Total Information Technology		8,752,202

Materials - 3.07%
Chemicals - 1.31%
Hawkins, Inc.	4,019	133,351
Innospec, Inc.	3,237	262,844
Kronos Worldwide, Inc.	30,206	422,884
Valhi, Inc.	3,482	91,855

		910,934

Containers & Packaging - 0.19%
Myers Industries, Inc.	6,671	129,951

Metals & Mining - 1.57%
Olympic Steel, Inc.	14,146	287,871
Ryerson Holding Corp.	34,067	798,190

		1,086,061

Total Materials		2,126,946

Real Estate - 6.64%
Equity Real Estate Investment Trusts (REITs) - 2.21%
Franklin Street Properties Corp.	28,817	165,986
Industrial Logistics Properties Trust	5,010	111,022
PotlatchDeltic Corp.	15,647	847,128
PS Business Parks, Inc.	1,489	260,873

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.85% (continued)
Real Estate - 6.64% (continued)
Equity Real Estate Investment Trusts (REITs) - 2.21% (continued)
Saul Centers, Inc.	2,868	$141,192

		1,526,201

Real Estate Management & Development - 4.43%
Cushman & Wakefield PLCA	74,786	1,322,216
Forestar Group, Inc.A	34,220	678,240
Kennedy-Wilson Holdings, Inc.	10,846	235,250
Marcus & Millichap, Inc.A	12,167	521,356
RMR Group, Inc., Class A	9,522	311,084

		3,068,146

Total Real Estate		4,594,347

Utilities - 2.40%
Electric Utilities - 2.26%
MGE Energy, Inc.	6,631	481,344
Otter Tail Corp.	16,622	1,086,913

		1,568,257

Water Utilities - 0.14%
Artesian Resources Corp., Class A	2,200	94,072

Total Utilities		1,662,329

TOTAL INVESTMENTS - 97.85% (Cost $67,149,967)		67,728,918
OTHER ASSETS, NET OF LIABILITIES - 2.15%		1,490,691

TOTAL NET ASSETS - 100.00%		$69,219,609

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at November 30, 2021.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2021, the investments were classified as described below:

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$67,728,918	$—	$—	$67,728,918

Total Investments in Securities - Assets	$67,728,918	$—	$—	$67,728,918

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2021 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of November 30, 2021, the Trust consists of twenty-eight active series, four of which are presented in this filing: American Beacon SiM High Yield Opportunities Fund, American Beacon Sound Point Floating Rate Income Fund, American Beacon The London Company Income Equity Fund, and American Beacon Zebra Small Cap Equity Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2021 (Unaudited)

regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2021 (Unaudited)

to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2021 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2021 (Unaudited)

investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of November 30, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received		Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$304,755	$	—	$313,875	$313,875
Zebra Small Cap Equity	1,328,108		—	1,427,668	1,427,668

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended August 31, 2021 remain subject to examination by the Internal Revenue Service.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2021 (Unaudited)

Cost of Investments for Federal Income Tax Purposes

As of November 30, 2021, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SiM High Yield Opportunities	$1,366,847,642	$37,760,527	$(34,191,112)	$3,569,415
Sound Point Floating Rate Income	667,562,511	11,987,088	(14,955,596)	(2,968,508)
The London Company Income Equity	1,088,605,188	674,935,926	(13,249,161)	661,686,765
Zebra Small Cap Equity	67,149,967	7,514,502	(6,935,551)	578,951

For federal income tax purposes, each Fund measures its capital loss carryforwards annually at August 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of August 31, 2021, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SiM High Yield Opportunities	$—	$37,135,711
Sound Point Floating Rate Income	47,334,712	155,994,068